LOOMIS SAYLES FUNDS I

February 2, 2024

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:       Loomis Sayles Funds I

  (File Nos.: 333-22931 and 811-08282)

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the Statement of Additional Information, dated February 1, 2024, for the Loomis Sayles Fixed Income Fund, Loomis Sayles Global Bond Fund, Loomis Sayles High Income Opportunities Fund, Loomis Sayles Inflation Protected Securities Fund, Loomis Sayles Institutional High Income Fund, Loomis Sayles Intermediate Duration Bond Fund, Loomis Sayles Securitized Asset Fund and Loomis Sayles Small Cap Value Fund, each a series of Loomis Sayles Funds I, does not differ from that contained in Post-Effective Amendment No. 78 that was filed electronically on January 26, 2024.

Please direct any questions or comments on the enclosed materials to me at (617) 449-2818.

Very truly yours,

/s/ John DelPrete
John DelPrete
Assistant Secretary